Commitments and Contingencies - Additional Information - Shuttle Tankers (Detail) - Shuttle Tanker [Member] $ in Millions	1 Months Ended	3 Months Ended	6 Months Ended
	Jun. 30, 2015 Vessel	Sep. 30, 2015 Vessel	Jun. 30, 2016 USD ($) Vessel
Loss Contingencies [Line Items]
Operating lease arrangement period, lessor			15 years
Number of vessels | Vessel	3	1
Estimated cost of project			$ 368.0
Payments made towards commitments			46.7
Purchase obligation due (remainder of 2015)			34.1
Purchase obligation due in 2016			219.0
Purchase obligation due in 2017			68.6
Purchase obligation due in 2018			$ 250.0
Newbuildings [Member]
Loss Contingencies [Line Items]
Number of vessels | Vessel			3